UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP Government Money Market Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–51.38%
Federal Farm Credit Banks
•2.43% (LIBOR01M minus 0.05%) 2/07/20	7,725,000	$ 7,725,748
•2.43% (LIBOR01M minus 0.05%) 8/17/20	2,295,000	2,293,779
•2.45% (LIBOR01M minus 0.04%) 9/11/20	3,035,000	3,033,931
•2.48% (LIBOR01M + 0.00%) 6/19/20	6,000,000	6,006,427
•2.50% (LIBOR01M + 0.00%) 6/26/20	3,130,000	3,129,888
•2.51% (LIBOR01M + 0.03%) 12/14/20	3,545,000	3,544,753
•2.64% (LIBOR03M minus 0.12%) 1/27/20	9,230,000	9,232,592
Federal Farm Credit Discount Notes
≠2.28% 4/12/19	980,000	966,617
≠2.45% 2/04/20	3,235,000	3,169,192
≠2.48% 6/17/19	3,880,000	3,808,647
≠2.49% 6/28/19	2,685,000	2,633,663
≠2.49% 7/25/19	2,610,000	2,589,740
≠2.49% 8/15/19	3,695,000	3,610,163
≠2.50% 1/17/20	5,315,000	5,211,030
≠2.55% 11/20/19	2,015,000	1,982,787
≠2.59% 7/23/19	2,155,000	2,138,089
≠2.61% 7/22/19	3,490,000	3,462,638
≠2.61% 7/23/19	4,500,000	4,464,405
≠2.66% 7/29/19	12,000,000	11,897,660
≠2.69% 7/29/19	5,770,000	5,720,410
≠2.71% 9/12/19	2,590,000	2,559,205
Federal Home Loan Bank Discount Notes
≠2.43% 4/05/19	9,435,000	9,432,500
≠2.43% 4/10/19	2,050,000	2,048,778
≠2.45% 4/10/19	10,000,000	9,994,000
≠2.45% 4/12/19	315,000	314,769
≠2.45% 4/12/19	695,000	694,489
≠2.45% 4/24/19	2,785,000	2,780,730
≠2.45% 4/24/19	835,000	833,714
≠2.45% 4/24/19	7,470,000	7,458,517
≠2.45% 5/02/19	3,895,000	3,886,917
≠2.45% 5/08/19	8,730,000	8,708,466
≠2.45% 5/13/19	3,625,000	3,614,850
≠2.45% 5/15/19	1,450,000	1,445,747
≠2.46% 4/17/19	9,370,000	9,359,947
≠2.46% 4/22/19	12,365,000	12,347,595
≠2.46% 4/22/19	1,670,000	1,667,654
≠2.46% 6/12/19	7,500,000	7,463,775
≠2.47% 4/10/19	25,000,000	24,984,863
≠2.47% 5/14/19	10,290,000	10,260,256
≠2.48% 6/13/19	3,110,000	3,094,675
≠2.48% 6/28/19	1,295,000	1,287,308
≠2.48% 9/27/19	8,420,000	8,318,768
≠2.49% 4/01/19	725,000	725,000
≠2.49% 4/09/19	7,000,000	6,996,204
≠2.49% 5/07/19	3,720,000	3,710,942
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
≠2.50% 9/20/19	5,395,000	$ 5,332,106
≠2.51% 9/20/19	6,885,000	6,804,605
≠2.51% 10/15/19	1,590,000	1,568,770
≠2.53% 5/08/19	1,590,000	1,585,964
≠2.53% 10/11/19	1,745,000	1,722,033
≠2.53% 10/15/19	1,290,000	1,272,670
≠2.56% 6/21/19	4,270,000	4,246,077
Federal Home Loan Banks
•2.38% (LIBOR01M minus 0.11%) 7/19/19	10,890,000	10,887,959
•2.41% (LIBOR01M minus 0.08%) 8/27/19	5,380,000	5,380,586
•2.41% (LIBOR01M minus 0.09%) 9/09/19	8,345,000	8,343,777
•2.42% (LIBOR01M minus 0.07%) 9/17/19	3,285,000	3,285,000
2.43% 6/07/19	3,510,000	3,510,000
•2.43% (LIBOR01M minus 0.06%) 2/24/20	6,205,000	6,205,882
•2.44% (LIBOR01M minus 0.04%) 4/17/20	9,085,000	9,084,499
•2.44% (LIBOR01M minus 0.05%) 6/20/19	780,000	780,000
•2.44% (LIBOR01M minus 0.05%) 6/24/19	3,115,000	3,115,000
•2.44% (LIBOR01M minus 0.05%) 6/24/19	1,560,000	1,560,000
•2.44% (LIBOR03M minus 0.16%) 6/12/19	2,165,000	2,165,473
•2.44% (SOFR + 0.01%) 11/13/19	4,875,000	4,875,000
•2.45% (LIBOR01M minus 0.04%) 1/14/20	2,105,000	2,105,000
•2.45% (LIBOR01M minus 0.04%) 2/25/20	3,290,000	3,290,000
•2.45% (LIBOR01M minus 0.05%) 6/28/19	780,000	780,000
•2.45% (SOFR + 0.02%) 7/17/19	1,175,000	1,175,000
•2.45% (SOFR + 0.02%) 8/27/19	2,015,000	2,015,000
•2.46% (LIBOR01M minus 0.03%) 8/04/20	2,180,000	2,180,000
•2.46% (SOFR + 0.03%) 12/06/19	1,545,000	1,545,000
•2.47% (LIBOR03M minus 0.16%) 6/20/19	2,830,000	2,830,781
•2.47% (LIBOR03M minus 0.16%) 6/20/19	2,315,000	2,315,729
•2.47% (LIBOR03M minus 0.16%) 6/20/19	5,000,000	5,003,000
•2.47% (SOFR + 0.04%) 6/21/19	1,195,000	1,195,000
2.48% 7/15/19	3,000,000	3,000,000
LVIP Government Money Market Fund–1

LVIP Government Money Market Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•2.48% (SOFR + 0.05%) 1/17/20	390,000	$ 390,000
2.49% 7/11/19	1,290,000	1,289,961
•2.49% (LIBOR03M minus 0.13%) 12/21/20	4,600,000	4,600,000
•2.49% (LIBOR03M minus 0.14%) 12/19/19	2,730,000	2,731,567
•2.51% (SOFR + 0.08%) 7/24/20	1,070,000	1,070,000
•2.55% (SOFR + 0.12%) 3/12/21	3,210,000	3,210,000
•2.64% (LIBOR03M minus 0.14%) 4/20/20	4,285,000	4,285,000
Federal Home Loan Mortgage
•2.39% (LIBOR01M minus 0.10%) 8/08/19	6,565,000	6,564,522
•2.42% (SOFR minus 0.01%) 4/17/19	1,775,000	1,775,000
≠Freddie Mac Discount Notes 2.45% 5/20/19	1,820,000	1,814,055
Total Agency Obligations (Cost $367,645,222)		367,501,844
U.S. TREASURY OBLIGATIONS–13.40%
U.S. Treasury Bills
≠2.45% 5/16/19	7,640,000	7,617,080
≠2.46% 4/16/19	4,150,000	4,145,816
≠2.47% 2/27/20	3,035,000	2,968,385
≠2.51% 4/23/19	4,365,000	4,358,411
≠2.52% 8/22/19	35,000,000	34,658,687
≠2.52% 8/29/19	10,000,000	9,897,708
≠2.56% 6/06/19	2,875,000	2,861,849
U.S. Treasury Floating Rate
•2.47% (USBMMY3M + 0.04%) 7/31/20	5,000,000	5,000,356
•2.47% (USBMMY3M + 0.05%) 10/31/20	12,000,000	11,980,179
•2.49% (USBMMY3M + 0.07%) 4/30/19	11,035,000	11,035,549
U.S. Treasury Note
1.38% 7/31/19	655,000	652,537
3.13% 5/15/19	675,000	675,532
Total U.S. Treasury Obligations (Cost $95,851,733)		95,852,089
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS–36.77%
Bank of Montreal 2.57%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $1,000,214 (collateralized by U.S. government obligations 0.00%-2.375% 1/15/27-2/15/48 ; market value $1,020,003).	1,000,000	$ 1,000,000
Bank of Nova Scotia 2.60%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $50,010,833 (collateralized by U.S. government obligation 0.375% 7/15/23; market value $51,011,149).	50,000,000	50,000,000
BNP Paribas 2.62%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $50,010,917 (collateralized by U.S. government and U.S. agency obligations 0.875%-4.947% 6/30/19-8/1/48; market value $51,009,992).	50,000,000	50,000,000
Citigroup Global Markets 2.59%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $37,007,986 (collateralized by U.S. government obligations 0.00% 4/4/19−10/10/19; market value $37,740,029).	37,000,000	37,000,000
Goldman Sachs & Co. 2.55%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $30,006,375 (collateralized by U.S. agency obligations 0.00%−6.50% 5/16/23−3/20/49; market value $30,601,219).	30,000,000	30,000,000

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA 2.62%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $50,010,917 (collateralized by U.S. government obligations 0.125%−2.75% 7/31/23−7/15/26; market value $51,000,096).	50,000,000	$ 50,000,000
Natixis
2.55%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $26,005,525 (collateralized by U.S. government obligations 0.00%−3.625% 1/2/20−8/15/43; market value $26,520,037).	26,000,000	26,000,000
2.60%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $8,001,733 (collateralized by U.S. government and U.S. agency obligations 2.625%−4.00% 11/15/20−8/1/46; market value $8,201,733).	8,000,000	8,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
TD Securities USA 2.60%, dated 3/29/19, to be repurchased on 4/01/19, repurchase price $11,002,383 (collateralized by U.S. agency obligation 4.00% 12/1/48; market value $11,330,000).	11,000,000	$ 11,000,000
Total Repurchase Agreements (Cost $263,000,000)		263,000,000

	Number of Shares
MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	544,545	544,545
Total Money Market Fund (Cost $544,545)		544,545

TOTAL INVESTMENTS–101.63% (Cost $727,041,500)Δ	726,898,478
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.63%)	(11,652,477)
NET ASSETS APPLICABLE TO 71,524,472 SHARES OUTSTANDING–100.00%	$715,246,001

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
Δ Also the cost for federal income tax purposes.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes.
LVIP Government Money Market Fund–3

LVIP Government Money Market Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Government Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$ —	$367,501,844	$—	$367,501,844
U.S. Treasury Obligations	—	95,852,089	—	95,852,089
Repurchase Agreements	—	263,000,000	—	263,000,000
Money Market Fund	544,545	—	—	544,545
Total Investments	$544,545	$726,353,933	$—	$726,898,478
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Government Money Market Fund–4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a- 3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Lincoln Variable Insurance Products Trust

By (Signature and Title)*            /s/ Jayson Bronchetti

Jayson Bronchetti, President
(principal executive officer)

Date                May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Jayson Bronchetti

Jayson Bronchetti, President
(principal executive officer)

Date                May 20, 2019

By (Signature and Title)*            /s/ William P. Flory Jr.

William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date                May 21, 2019

*	Print the name and title of each signing officer under his or her signature.